Trade receivables, prepayments and other receivables - Summary of Movement in the loss allowance account (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Term of recover of trade and other receivables	1 year	1 year
Bottom of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term	30 days	30 days
Top of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term	90 days	90 days